Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Aggregate loan transactions with related parties [Roll Forward]
Balance, beginning	$ 2,783,549	$ 2,954,100
New loans	1,844,293	698,101
Repayments	(1,914,619)	(868,652)
Balance, ending	$ 2,713,223	$ 2,783,549